Goodwill and Other intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other intangible assets [Abstract]
Goodwill and Other intangible assets
(4) Goodwill and Other Intangible Assets

The following summarizes changes to the Company's goodwill, by reportable business segment:

(in millions)
	North America	International	Total
Balance as of December 31, 2010	$109.0	$103.5	$212.5

Foreign currency translation adjustments	(0.5)	(0.1)	(0.6)
Goodwill resulting from acquisition	—	1.4	1.4

Balance as of December 31, 2011	$108.5	$104.8	$213.3

Foreign currency translation adjustments	0.4	0.2	0.6
Goodwill resulting from acquisition	—	2.2	2.2
			]
Balance as of December 31, 2012	$108.9	$107.2	$216.1

            The following table summarizes information relating to the Company's other intangible assets:

(in millions)
		December 31, 2012			December 31, 2011
	Useful	Gross		Net	Gross		Net
	Lives	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount	Amount	Amortization	Amount
Unamortized indefinite life intangible assets:
Trademarks		$55.0	$—	$55.0	$55.0	$—	$55.0

Amortized intangible assets:
Technology	10	$16.0	$16.0	$—	$16.0	$14.7	$1.3
Patents & other trademarks	5-20	12.9	9.9	3.0	12.5	9.1	3.4
Customer database	5	4.9	4.9	—	4.9	4.9	—
Foam formula	10	3.7	3.7	—	3.7	3.4	0.3
Reacquired rights	3	5.8	5.3	0.5	5.6	3.3	2.3
Customer relationships	5	6.7	2.1	4.6	5.1	0.9	4.2
Total		$105.0	$41.9	$63.1	$102.8	$36.3	$66.5

Amortization expense relating to intangible assets for the Company was $5.4 million, $5.4 million and $4.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. No impairments of goodwill or other intangible assets have adjusted the gross carrying amount of these assets in any period.

Annual amortization of intangible assets is expected to be as follows:

(in millions)

Year Ending December 31,

2013	$2.2
2014	1.6
2015	1.5
2016	1.0
2017	0.2